Other current assets and assets held for sale - Schedule of Other Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepayments	€ 155	€ 202
VAT receivables	296	44
Miscellaneous receivables	208	212
Total other current assets	€ 659	€ 458